SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

COVID-19 impact

Starting from January 2020, it was reported that a novel strain of coronavirus, later named COVID-19, spread worldwide. In response to intensifying efforts to contain the spread of COVID-19, the Chinese government took a number of actions, which included extending the Chinese New Year holiday, limitation of certain travels, economic and public activities and others. The COVID-19 pandemic is having adverse impact on overall economic conditions in China. The business and operations of the Group in the first quarter of 2020 were adversely affected, including but not limited to, (i) The overall personal consumption needs in China were negatively affected, which in turn affected the growth of Group’s e-commerce business and loan originations. (ii) The Group’s loan collection efforts were significantly restrained as the Group’s collection team is primarily based in Wuhan, which in turn negatively affected the performance and delinquency status of the loans. (iii) Borrowers may have less propensity or ability to repay their loans in this negative economic condition, which gave rise to an increasing potential credit risk. Consequently, the Group’s financial conditions and results of operations in the first quarter of 2020 have been adversely affected, including but not limited to negative impact to the growth of loan originations and operating revenues, and additional credit losses for receivables and financial guarantees caused by increased credit risk. The impacts may also have downward adjustments or impairment to the Group’s long-term investments if the impacts become other than temporary. Although the business and operations of the Group are gradually recovering from the disruption caused by the COVID-19 outbreak in China, the significant uncertainties surrounding the COVID-19 are still evolving. The extent of the business disruption and the related financial impact will depend on the future developments of the outbreak and cannot be reasonably estimated at this time.

Purchase of land use right

In February 2020, the Group successfully bid for a plot of land in Nanshan District in Shenzhen and entered into a land use purchase agreement with the municipal government for a total purchase price of approximately RMB1.0 billion. The Group has paid the first installment payment of RMB516.0 million in the first quarter of 2020.